FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 5:-FAIR VALUE MEASUREMENTS

In accordance with ASC No. 820, "Fair Value Measurements and Disclosures", the Company measures its cash equivalents, marketable securities and deferred consideration at fair value on recurring basis. Cash equivalents and marketable securities are classified within Level 1 or Level 2 since these assets are valued using quoted market prices or alternative pricing sources and models utilizing market observable inputs.

The Company's financial assets and liabilities measured at fair value on a recurring basis, including interest receivable components consisted of the following types of instruments as of December 31, 2020, and 2019:

	December 31, 2020
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets

Cash equivalents:

Money market funds	$6,999	$-	$-	$6,999

Marketable securities:

Foreign banks and government debentures	-	60,155	-	60,155
Corporate debentures	-	71,365	-	71,365

Total financial assets	$6,999	$131,520	$-	$138,519

F - 30

RADWARE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands, except share and per share data

NOTE 5:- FAIR VALUE MEASUREMENTS (Cont.)

	December 31, 2019
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets

Cash equivalents:

Money market funds	$783	$-	$-	$783

Marketable securities:

Equity securities	2,570	-	-	2,570
Foreign banks and government debentures	-	76,293	-	76,293
Corporate debentures	-	70,757	-	70,757

Total financial assets	$3,353	$147,050	$-	$150,403

Liabilities

Other accounts payable and accrued expenses:

Deferred consideration	$-	$-	$2,035	$2,035

Total liabilities	$-	$-	$2,035	$2,035